Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated June 3, 2014 to

PROSPECTUS DATED May 1, 2014

MODERATE STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees (the "Board") of Russell Investment Funds ("RIF") approved, on behalf of the Moderate Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the "Risk/Return Summary" and "Investment Objective and Investment Strategies of the Funds" sections to the investment objective for the Moderate Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and moderate long term capital appreciation.

New Investment Objective: Seeks to provide current income and moderate long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

BALANCED STRATEGY FUND: At a meeting held on May 20, 2014, the Board approved, on behalf of the Balanced Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the "Risk/Return Summary" and "Investment Objective and Investment Strategies of the Funds" sections to the investment objective for the Balanced Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide above average capital appreciation and a moderate level of current income.

New Investment Objective: Seeks to provide above average long term capital appreciation and a moderate level of current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

GROWTH STRATEGY FUND: At a meeting held on May 20, 2014, the Board approved, on behalf of the Growth Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the "Risk/Return Summary" and "Investment Objective and Investment Strategies of the Funds" sections to the investment objective for the Growth Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high long term capital appreciation with low current income.

New Investment Objective: Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated June 3, 2014 to

PROSPECTUS DATED May 1, 2014

MODERATE STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees (the "Board") of Russell Investment Funds ("RIF") approved, on behalf of the Moderate Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the "Risk/Return Summary" and "Investment Objective and Investment Strategies of the Funds" sections to the investment objective for the Moderate Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and moderate long term capital appreciation.

New Investment Objective: Seeks to provide current income and moderate long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide current income and moderate long term capital appreciation.
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated June 3, 2014 to

PROSPECTUS DATED May 1, 2014

BALANCED STRATEGY FUND: At a meeting held on May 20, 2014, the Board approved, on behalf of the Balanced Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the "Risk/Return Summary" and "Investment Objective and Investment Strategies of the Funds" sections to the investment objective for the Balanced Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide above average capital appreciation and a moderate level of current income.

New Investment Objective: Seeks to provide above average long term capital appreciation and a moderate level of current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide above average long term capital appreciation and a moderate level of current income.
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated June 3, 2014 to

PROSPECTUS DATED May 1, 2014

GROWTH STRATEGY FUND: At a meeting held on May 20, 2014, the Board approved, on behalf of the Growth Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the "Risk/Return Summary" and "Investment Objective and Investment Strategies of the Funds" sections to the investment objective for the Growth Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high long term capital appreciation with low current income.

New Investment Objective: Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide high long term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, current income.